Intangible assets (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Balance at the period beginning	$ 9,231,000,000
Net book amount at beginning of period	9,231,000,000			$ 10,567,000,000
Additions	1,641,000,000		$ 329,000,000
Disposals	(183,000,000)		(1,028,000,000)
Impairment				(86)
Transfers	(200,000,000)
Currency translation adjustment	20,000,000		(62,000,000)
Amortization charges	(542,000,000)		(489,000,000)
Balance at period end	9,967,000,000		9,231,000,000
Net book amount at end of period		$ 9,967,000,000	9,231,000,000
Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning		649,000,000
Net book amount at beginning of period	649,000,000			934,000,000
Additions		369,000,000		247,000,000
Disposals		(3,000,000)		0
Impairment				(86)
Transfers		0
Currency translation adjustment		9,000,000		(15,000,000)
Balance at period end	560,000,000			649,000,000
Amortization charges		(464,000,000)		(431,000,000)
Net book amount at end of period	560,000,000			122,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Balance at period end	(5,897,000,000)			(5,355,000,000)
Balance at the period beginning		(5,355,000,000)		(4,581,000,000)
Accumulated Depreciation [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at period end	(3,659,000,000)			(3,195,000,000)
Balance at the period beginning		(3,195,000,000)		(2,729,000,000)
Costs [Member]
Statement [Line Items]
Balance at period end	15,864,000,000			14,586,000,000
Balance at the period beginning		14,586,000,000		15,148,000,000
Costs [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at period end	4,219,000,000			3,844,000,000
Balance at the period beginning		3,844,000,000		3,663,000,000
Future units to receive under barter transactions and others [Member]
Statement [Line Items]
Balance at the period beginning		7,278,000,000
Net book amount at beginning of period	7,278,000,000			8,269,000,000
Additions		1,272,000,000		82,000,000
Disposals		(180,000,000)		(1,015,000,000)
Impairment				0
Transfers		(200,000,000)		0
Currency translation adjustment		0		0
Balance at period end	8,092,000,000			7,278,000,000
Amortization charges		(78,000,000)		(58,000,000)
Net book amount at end of period	8,092,000,000			7,278,000,000
Future units to receive under barter transactions and others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at period end	(2,238,000,000)			(2,160,000,000)
Balance at the period beginning		(2,160,000,000)		(1,852,000,000)
Future units to receive under barter transactions and others [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning		9,438,000,000		10,121,000,000
Balance at period end	10,330,000,000			9,438,000,000
Goodwill [Member]
Statement [Line Items]
Balance at the period beginning		1,304,000,000
Net book amount at beginning of period	1,304,000,000			1,364,000,000
Additions		0		0
Disposals		0		13,000,000
Impairment			$ 0
Transfers		0
Currency translation adjustment		11,000,000		(47,000,000)
Balance at period end	1,315,000,000			1,304,000,000
Amortization charges		0		0
Net book amount at end of period	1,315,000,000			1,304,000,000
Goodwill [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at period end	0			0
Balance at the period beginning		0		0
Goodwill [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning		$ 1,304,000,000		1,364,000,000
Balance at period end	$ 1,315,000,000			$ 1,304,000,000